Citi

Prudential Center-800 Boylston Street, 24th fl,

Boston, Massachusetts 02199

November 10, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (the “Registrant”)
Filing Pursuant to Rule 497(j)
File Nos. 033-87762, 811-08918

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the definitive forms of Advisors Shares’ Prospectus and Statement of Additional Information (“SAI”) for the Registrant’s portfolios, each dated November 1, 2020, do not materially differ from the forms of the Advisors Shares’ Prospectus and SAI contained in Post-Effective Amendment No. 92 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under Rule 485(b) of the 1933 Act on October 28, 2020 (Accession No. 0001193125-20-279517). The Registrant is not currently engaged in a public offering of the Advisors Shares and no prospectus or SAI is available to the public until such offering.

Please feel free to contact the undersigned at 617-859-3437 if you have questions in connection with this filing.

Very truly yours,

/s/ Curtis Barnes
Curtis Barnes
Senior Vice President

cc:	Michael O’Hare – Stradley Ronan Stevens & Young, LLP
Don Felice – Stradley Ronan Stevens & Young, LLP
Colette Bergman – Hirtle, Callaghan & Co. LLC